	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
0.08%	PREFERRED STOCKS
0.08%	FINANCIALS
	Eagle Point Income Company, Inc.	9,100	$227,410
0.08%	TOTAL PREFERRED STOCKS		227,410
2.25%	EXCHANGE TRADED FUNDS
2.25%	HIGH YIELD BOND
	iShares BB Rated Corporate Bond ETF	29,328	1,378,416
	iShares Fallen Angels USD Bond ETF	104,620	2,839,387
	VanEck Fallen Angel High Yield Bond ETF	72,926	2,135,273
			6,353,076
2.25%	TOTAL EXCHANGE TRADED FUNDS		6,353,076
36.56%	ASSET BACKED BONDS
9.18%	AUTOMOTIVE
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 14	110,000	111,155
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240%^ 1	100,000	102,384
	(CME Term SOFR 3 Month +5.490%)
	GLS Auto Receivables Trust 04/17/2028 6.150%^ 144A	1,400,000	1,412,447
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.868%)
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	900,000	902,254
	Lendbuzz Securitization Trust 07/15/2026 4.759% 144A	569,000	569,067
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	450,000	453,994
	Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	900,000	900,968
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	350,070	349,931
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770%^	426,620	426,389
	((CME Term SOFR 1 Month + 0.114%) + 0.720%)
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840%	500,000	519,678
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930%	49,240	49,150
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	602,431
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,045,441
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	446,782
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	424,076	419,718
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	46,189	45,050
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
AUTOMOTIVE Continued	Shares	Value
Carvana Auto Receivables Trust 03/10/2028 1.070%	84,220	$81,641
Carvana Auto Receivables Trust 03/10/2028 0.970%	97,216	95,261
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,017,766
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	914,205
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	332,019
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,801,571
DT Auto Owner Trust 12/15/2027 3.400% 144A	417,985	415,008
DT Auto Owner Trust 02/16/2027 1.500% 144A	176,918	176,283
DT Auto Owner Trust 05/17/2027 1.310% 144A	468,298	461,656
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	450,000	443,245
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	728,545
Exeter Automobile Receivables Trust 04/15/2027 1.400%	726,817	715,020
Exeter Automobile Receivables Trust 06/15/2027 1.550%	670,936	659,457
Exeter Automobile Receivables Trust 06/15/2028 3.020%	889,863	881,690
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	482,100
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	493,475
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	239,644	237,662
Foursight Cap. Automobile Rec'ls Trust 05/15/2028 3.070% 144A	400,000	397,059
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	216,210	216,098
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	319,443	319,362
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	491,121
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	212,283	216,812
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	302,473	305,028
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	20,220	20,252
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	147,472	146,567
Research-Driven Pagaya 03/25/2032 7.540% 144A	120,241	121,119
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	293,116	291,936
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	363,449
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	428,217
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	482,053	472,209
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	188,690
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	111,886	112,031
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	839,938
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,350,000	1,357,934
(CME Term SOFR 3 Month +4.233610%)
Westlake Automobile Receivable 01/15/2027 6.230% 144A	98,481	98,617
Westlake Automobile Receivable 03/15/2027 3.490% 144A	248,058	247,420
		25,927,302
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
	Shares	Value
6.76% MISCELLANEOUS
Crossroads Asset Trust 06/22/2026 4.730% 144A	900,000	$900,254
Crossroads Asset Trust 08/20/2032 8.320% 144A	225,000	224,949
Golub Capital Partners Static Ltd. 04/25/2034 6.227%^ 144A	900,000	900,000
(CME Term SOFR 3 Month + 1.900%)
NGC Ltd. 04/20/2038 5.474%^ 144A	880,000	879,384
(CME Term SOFR 3 Month + 1.200%)
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	450,000	450,706
Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	680	679
Allegro CLO Ltd. 01/19/2033 6.169%^ 144A	470,000	470,094
(CME Term SOFR 3 Month + 1.900%)
Aqua Finance Trust 07/17/2046 1.900% 144A	160,138	149,897
Atlas Senior Loan Fund 04/22/2031 6.134%^ 144A	516,000	519,767
(ICE LIBOR USD 3 Month + 1.600%)
Benefit Street Partners CLO Ltd. 07/15/2037 5.436%^ 144A	799,000	797,722
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 6.131%^ 144A	480,000	484,560
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	911,569
Crossroads Asset Trusts 08/20/2030 5.900% 144A	182,837	185,054
Halcyon Loan Advisors Funding 07/21/2031 6.331%^ 144A	467,000	472,090
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	301,149	301,149
(ICE LIBOR USD 1 Month + 2.150%)
Jamestown CLO 04/20/2032 6.119%^ 144A	480,000	481,872
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	454,427
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	451,652
Polus Capital Management 10/20/2037 5.519%^ 144A	852,632	852,717
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.331%^ 144A	450,000	456,750
((CME Term SOFR 3 Month + 0.261%) + 1.700%)
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	488,006
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.738%^ 144A	888,000	899,100
(ICE LIBOR USD 3 Month + 2.150%)
Sotheby’s Artfi Master Trust 12/22/2031 5.819%^ 144A	480,000	480,353
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.281%^ 144A	470,000	475,734
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
MISCELLANEOUS Continued	Shares	Value
(ICE LIBOR USD 3 Month + 1.750%)
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	77,013	$75,778
Upstart Securitization Trust 06/20/2033 7.920% 144A	450,000	454,904
Venture CDO Ltd. 10/20/2034 5.719%^ 144A	440,000	435,864
(CME Term SOFR 3 Month + 1.450%)
Venture CDO Ltd. 07/15/2032 6.388%^ 144A	900,000	906,750
(ICE LIBOR USD 3 Month + 1.870%)
Voya CLO Ltd. 10/15/2037 5.456%^ 144A	1,125,000	1,124,438
(CME Term SOFR 3 Month + 1.200%)
Voya CLO Ltd. 10/18/2031 6.231%^ 144A	737,436	745,400
(ICE LIBOR USD 3 Month + 1.700%)
Zais CLO 11 Ltd. 01/20/2032 6.059%^ 144A	470,000	472,162
(CME Term SOFR 3 Month + 1.790%)
Zais CLO 15 Ltd. 07/28/2037 5.533%^ 144A	1,700,000	1,699,660
(CME Term SOFR 3 Month + 1.250%)
Zais Matrix CDO I 04/15/2032 6.256%^ 144A	480,000	484,560
((CME Term SOFR 3 Month + 0.262%) + 2.150%)
		19,088,001
20.62% MORTGAGE BACKED
COMM Mortgage Trust 09/15/2033 6.785%^ 144A	55,000	16,913
(ICE LIBOR USD 1 Month + 2.177%)
Connecticut Avenue Securities Trust 10/25/2041 7.405%^ 144A	900,000	921,812
(United States 30 Day Average SOFR + 3.100%)
Connecticut Avenue Securities Trust 02/25/2044 6.105%^ 144A	900,000	907,577
(United States 30 Day Average SOFR + 1.800%)
Connecticut Avenue Securities Trust 03/25/2042 7.805%^ 144A	2,200,000	2,285,602
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 05/25/2044 5.955%^ 144A	900,000	904,517
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 6.005%^ 144A	900,000	903,295
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 08/31/2026 3.750%	5,047,500	5,035,472
Federal Home Loan Mortgage Corp. 01/25/2034 5.955%^ 144A	29,561	29,692
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.705%^ 144A	100,000	102,918
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.805%^ 144A	1,250,000	1,272,662
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.105%^ 144A	433,852	436,410
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.805%^ 144A	918,625	$922,099
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.105%^ 144A	477,000	480,407
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.655%^ 144A	900,000	949,648
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.305%^ 144A	500,000	529,203
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.705%^ 144A	1,400,000	1,424,332
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.805%^ 144A	500,000	516,440
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.555%^ 144A	250,000	265,300
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.406%^ 144A	662,116	671,843
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 7.205%^ 144A	586,000	603,580
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.406%^ 144A	924,631	939,083
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	474,147	8,696
Federal Home Loan Mortgage Corp. 05/25/2042 6.505%^ 144A	1,041,904	1,053,626
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.655%^ 144A	1,800,000	1,870,425
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.305%^ 144A	421,059	425,407
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2044 6.005%^ 144A	900,000	904,211
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 06/25/2042 11.055%^ 144A	1,000,000	1,099,621
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.305%^ 144A	823,511	828,056
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.655%^ 144A	2,250,000	2,343,395
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.105%^ 144A	1,280,000	1,283,183
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.455% 144A	319,060	321,485
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
Federal Home Loan Mortgage Corporation 01/25/2042 6.155%^ 144	650,000	$656,428
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 01/25/2031 8.670%^	534,000	582,185
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.605%^ 144A	296,742	302,848
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.855%^ 144A	228,094	228,657
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.805%^ 144A	697,274	699,434
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	20,404,459	37,809
Federal National Mortgage Assoc. 12/25/2032 2.000%	60,457	56,838
Federal National Mortgage Assoc. 12/25/2041 6.205%^ 144A	250,000	252,020
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.955%^ 144A	1,000,000	1,005,940
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.706%^ 144A	1,238,722	1,270,636
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	14,319,317	45,464
Federal National Mortgage Assoc. 02/25/2047 0.114%	14,074,957	34,075
Federal National Mortgage Assoc. 04/25/2042 7.305%^ 144A	1,000,000	1,026,777
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 6.205%^ 144A	465,885	467,712
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.805%^ 144A	397,214	402,965
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.055%^ 144A	476,334	487,460
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.256%^ 144A	486,174	498,497
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.206%^ 144A	254,205	256,655
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.905%^ 144A	2,110,000	2,201,004
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.855%^ 144A	1,035,112	1,058,202
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.005%^ 144A	210,261	211,445
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	317,473	46,063
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
MORTGAGE BACKED Continued	Shares	Value
Federal National Mortgage Assoc. 09/25/2042 6.806%^ 144A	252,445	$256,417
(United States 30 Day Average SOFR + 2.500%)
Government National Mortgage Assoc. 10/20/2052 5.000%	799,592	804,320
Government National Mortgage Assoc. 11/20/2051 3.000%	7,605,067	1,317,547
ICG US CLO Ltd. 01/15/2031 6.318%^	470,000	471,786
(ICE LIBOR USD 3 Month + 1.800%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	186,840	182,400
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	754,080	615,419
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	452,746
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	241,565
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	82,365	80,901
Velocity Commercial Capital 11/25/2053 7.670% 144A	119,444	122,174
Verus Securitization Trust 11/25/2059 3.192% 144A	102,846	102,117
Washington Mutual Mortgage Pass-Through Certificate 10/25/2045	357,800	356,050
(ICE LIBOR USD 1 Month + 0.360%)
Winston Salem, NC Limited Obligation 01/20/2046 3.783% 144A	120,632	115,387
X-Caliber Funding LLC 11/01/2024 7.580%^ 144A	459,016	458,139
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	452,742
Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	337,500	325,418
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	264,000	193,942
Federal Home Loan Mortgage Corp. 03/25/2052 9.305%^ 144A	900,000	972,846
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.556%^ 144A	700,000	733,435
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.805%^ 144A	900,000	950,583
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 05/25/2045 5.505%^ 144A	720,726	722,342
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 09/25/2042 8.005%^ 144A	2,000,000	2,106,880
(United States 30 Day Average SOFR + 3.700%)
Federal National Mortgage Association 12/25/2041 7.455%^ 144A	700,000	718,592
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 02/25/2037 1.500%	7,869,932	424,984
Federal National Mortgage Association 04/25/2043 8.205%^ 144A	1,900,000	2,020,536
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 06/25/2042 8.956%^ 144A	850,000	906,161
(United States 30 Day Average SOFR + 4.650%)
		58,191,453
	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
36.56%	TOTAL ASSET BACKED BONDS		$ 103,206,756
21.60%	CORPORATE BONDS
1.04%	COMMUNICATION SERVICES
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	592,600
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	521,404
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	225,000	224,177
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,070,841
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	94,737
	Corning, Inc. 03/15/2037 4.700%	200,000	193,245
	Factset Research Systems 03/01/2027 2.900%	250,000	243,604
			2,940,608
3.42%	CONSUMER DISCRETIONARY
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	921,218
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	860,472
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	431,795
	Ford Holdings LLC 03/01/2030 9.300%	810,000	920,294
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	878,635
	General Motors Financial Co. 01/08/2031 2.350%	250,000	216,548
	Hasbro, Inc. 07/15/2028 6.600%	700,000	736,724
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	476,057
	Lear Corp. 05/30/2030 3.500%	1,000,000	942,581
	Lowe's Companies, Inc. 04/01/2052 4.250%	500,000	391,352
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	955,178
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	917,421
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,003,286
			9,651,561
1.07%	CONSUMER STAPLES
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	90,000	87,544
	((CME Term SOFR 1 Month + 0.046%) + 2.277%)
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	924,746
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	90,000	87,825
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	921,860
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	908,380
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	99,825
			3,030,180
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
	Shares	Value
3.37% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	$478,295
APA Corp. 12/15/2029 7.750% 144A	133,000	143,289
Enbridge Energy LP 10/01/2028 7.125%	500,000	536,842
Energen Corp. 02/15/2028 7.125%^	475,000	498,250
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Energy Transfer LP Perpetual 6.625%	400,000	398,138
Helmerich & Payne, Inc. 12/01/2029 4.850% 144A	900,000	858,187
HF Sinclair Corp. 02/01/2028 5.000%	400,000	400,117
Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,059,826
ONEOK, Inc. 09/01/2029 3.400%	1,000,000	954,296
Phillips 66 Partners LP 03/01/2028 3.750%	549,000	525,049
Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,071,021
Plains All American Pipeline LP 09/15/2030 3.800%	250,000	238,931
Targa Resources Partners LP 03/01/2030 5.500%	500,000	507,439
TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	939,306
Valero Energy Corp. 12/01/2031 2.800%^	1,000,000	890,194
(US Treasury Yield Curve Rate Constant Maturity 10 Year +4.349%)
		9,499,180
4.55% FINANCIALS
Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,138,620
Ally Financial, Inc. Perpetual 4.700%	225,000	217,240
American Express Co. Perpetual 3.550%	500,000	488,323
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,758,954
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	950,585
Banco Santander SA 12/03/2030 2.749%	250,000	222,628
Banco Santander SA 03/24/2028 4.175%^	200,000	198,831
(ICE LIBOR USD 3 Month +1.754%)
Bank of America Corp. Perpetual 4.375%	625,000	613,268
Barclays plc 05/16/2029 4.972%	250,000	252,614
Charles Schwab Corp. Perpetual 5.000%	500,000	498,238
Citigroup, Inc. 03/31/2031 4.412%^	250,000	247,347
(ICE LIBOR USD 3 Month +1.902%)
Crown Castle, Inc. 03/15/2027 2.900%	250,000	243,212
EPR Properties 04/15/2028 4.950%	360,000	359,300
Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	1,008,014
CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments
June 30, 2025 (unaudited)
FINANCIALS Continued	Shares	Value
First Citizens Bancshare Perpetual 8.552%	500,000	$516,036
The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	490,791
Horizon Bancorp 07/01/2030 9.781%	450,000	449,892
NatWest Group plc 05/18/2029 4.892%	500,000	505,005
SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	396,561
Societe Generale SA 11/24/2025 4.750%^ 144A	250,000	250,000
(SOFR Rate+3.914%)
Synchrony Bank 08/22/2025 5.400%	400,000	399,919
Transamerica Capital II 12/01/2026 7.650%^ 144A	675,000	691,517
(ICE LIBOR USD 1 Month + 0.720%)
Truist Financial Corp. Perpetual 5.100%	500,000	494,592
Weyerhaeuser Co. 03/09/2033 3.375%	500,000	447,798
		12,839,285
3.81% INDUSTRIALS
Avnet, Inc. 06/01/2032 5.500%	1,000,000	1,007,779
Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	468,316
CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	994,532
FedEx Corp. 10/17/2048 4.950%^	1,000,000	844,464
(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
Flowserve Corp. 01/15/2032 2.800%	1,000,000	869,730
Fortune Brands Innovation 03/25/2032 4.000%	500,000	469,818
Fortune Brands Innovation 03/25/2052 4.500%^	500,000	398,340
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.949%)
Hubbell, Inc. 08/15/2027 3.150%	600,000	585,594
Masco Corp. 08/15/2032 6.500%	1,000,000	1,064,731
MasTec, Inc. 08/15/2029 6.625% 144A	450,000	450,000
Oshkosh Corp. 03/01/2030 3.100%	1,000,000	936,063
Owens Corning 06/01/2030 3.875%	1,000,000	965,376
Timken Co. 12/15/2028 4.500%	500,000	501,024
Timken Co. 05/08/2028 6.875%	320,000	337,978
Westrock MWV LLC 02/15/2031 7.950%	750,000	869,314
		10,763,059
0.56% INFORMATION TECHNOLOGY
CA, Inc. 03/15/2027 4.700%	600,000	597,622
MSCI, Inc. 09/01/2030 3.625% 144A	100,000	93,794
Qorvo, Inc. 04/01/2031 3.375% 144A	987,000	890,038
		1,581,454
	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
		Shares	Value
0.46%	MATERIALS
	Albemarle Corp. 06/01/2032 5.050%	500,000	$481,016
	Celanese US Holdings LLC 07/15/2032 6.629%	225,000	235,884
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	90,588
	(ICE LIBOR USD 1 Month + 2.277%)
	Steel Dynamics, Inc. 12/15/2026 5.000%	500,000	499,427
			1,306,915
1.75%	MORTGAGE BACKED
	Federal Home Loan Bank 04/20/2029 4.000%^	5,000,000	4,934,170
	(Prime - 0.700%)
			4,934,170
1.57%	UTILITIES
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	905,795
	Eversource Energy 03/01/2032 3.375%	1,000,000	910,853
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,144,841
	Sempra Perpetual 4.875%	500,000	497,938
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	973,426
			4,432,853
21.60%	TOTAL CORPORATE BONDS		60,979,265
37.34%	TREASURIES
	US Treasury 01/15/2028 4.250%	409,800	415,099
	US Treasury 01/31/2029 4.000%	4,750,000	4,792,859
	US Treasury 11/15/2027 4.125%	2,700,400	2,725,400
	US Treasury 11/15/2031 1.375%	3,028,000	2,590,714
	US Treasury 11/15/2032 4.125%	4,000,000	4,027,656
	US Treasury 11/15/2033 4.500%	2,000,000	2,054,376
	US Treasury 11/15/2053 4.750%	4,000,000	3,963,752
	US Treasury 11/30/2026 4.250%	536,100	538,864
	US Treasury 12/15/2027 4.000%	1,655,600	1,667,370
	US Treasury 02/15/2032 1.875%	4,500,000	3,952,971
	US Treasury 02/15/2034 4.000%	5,030,000	4,977,537
	US Treasury 02/15/2042 2.375%	15,000,000	10,912,500
	US Treasury 02/15/2043 3.875%	5,000,000	4,475,780
	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
	Schedule of Investments
	June 30, 2025 (unaudited)
	GOVERNMENT Continued	Shares	Value
	US Treasury 02/15/2044 4.500%	3,800,000	$3,671,750
	US Treasury 02/15/2053 3.625%	5,000,000	4,081,640
	US Treasury 02/29/2032 4.125%	8,600,000	8,678,613
	US Treasury 03/31/2032 4.125%	5,000,000	5,044,335
	US Treasury 05/15/2033 3.375%	3,000,000	2,859,726
	US Treasury 05/15/2042 3.250%	4,000,000	3,308,592
	US Treasury 05/15/2043 3.875%	5,000,000	4,466,015
	US Treasury 05/15/2053 3.625%	2,500,000	2,039,062
	US Treasury 05/15/2054 4.625%	2,750,000	2,670,938
	US Treasury 08/15/2033 3.875%	3,000,000	2,954,298
	US Treasury 08/15/2034 3.875%	9,830,000	9,597,688
	US Treasury 08/15/2044 4.125%	745,000	682,519
	US Treasury 08/15/2053 4.125%	5,000,000	4,466,210
	US Treasury 08/31/2029 3.625%	3,550,000	3,532,388
	US Treasury 09/30/2026 3.500%	260,000	258,659
			105,407,311
2.01%	MONEY MARKET FUND
	Federated Government Obligations Fund(A) 4.200%(B)	5,659,883	5,659,883
99.84%	TOTAL INVESTMENTS		281,833,701
0.16%	Other assets, net of liabilities		437,738
100.00%	NET ASSETS		$282,271,439

^Rate is determined periodically. Rate shown is the rate as of June 30, 2025

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2025

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutio buyers. The aggregate amount of these securities is $98,014,376 and is 34.72% of the Fund's net assets.

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Futures Contracts

June 30, 2025 (unaudited)

					Unrealized
	Descriptio		Notional		Appreciation
Number of Contracts	n	Expiration Date	Value	Market Value	(Depreciation)
227	2YR US Tno	9/30/2025	47,037,991	47,221,320	183,329
518	5YR US Tno	9/30/2025	55,875,427	56,462,000	586,573

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
PREFERRED STOCKS	$227,410	$-	$-	$227,410
EXCHANGE TRADED FUNDS	6,353,076	-	-	6,353,076
ASSET BACKED BONDS	-	103,206,756	-	103,206,756
CORPORATE BONDS	-	60,979,265	-	60,979,265
TREASURIES	-	105,407,311	-	105,407,311
MONEY MARKET FUND	5,659,883	-	-	5,659,883
TOTAL INVESTMENTS	$12,240,369	$269,593,332	$-	$281,833,701

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $291,196,175, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,189,845
Gross unrealized depreciation	(11,552,319)
Net unrealized appreciation	$(9,362,474)